CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Detailed Information About Cash and Cash Equivalents	Cash and cash equivalents at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2022	2021	2020
Cash and banks (Note 22)	664,605	644,244	783,943
Short-term investments (Note 16)	4,246,309	5,795,032	12,081,219
Cash and cash equivalents	4,910,914	6,439,276	12,865,162